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ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 43.0%
	BANKING - 1.4%
467,163	China Minsheng Banking Corp Ltd., H Shares	$ 171,398
457,044	Chongqing Rural Commercial Bank Company Ltd., H Shares	176,419
		347,817
	CHEMICALS - 1.3%
29,252	Chemtrade Logistics Income Fund	165,842
152,348	Kingboard Laminates Holdings Ltd.	156,623
		322,465
	ELECTRIC UTILITIES - 0.0%(d)
114,622,657	Federal Grid Company Unified Energy System PJSC(a)(b)(c)	–

	GAS & WATER UTILITIES - 0.7%
8,511	Enagas S.A.	170,267

	HEALTH CARE FACILITIES & SERVICES - 0.7%
25,651	Chartwell Retirement Residences	167,769

	HEALTH CARE REIT - 4.1%
18,193	Global Medical REIT, Inc.	168,831
4,695	LTC Properties, Inc.	157,048
20,128	Medical Properties Trust, Inc.	176,524
3,185	National Health Investors, Inc.	158,517
25,802	NorthWest Healthcare Properties Real Estate	155,234
5,971	Omega Healthcare Investors, Inc.	159,784
		975,938
	INDUSTRIAL REIT - 0.6%
2,148	Innovative Industrial Properties, Inc.	147,245

	INDUSTRIAL SUPPORT SERVICES - 0.7%
83,771	United Tractors Tbk P.T.	165,074

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
100,231	Coronation Fund Managers Ltd.	164,309

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 43.0% (Continued)
	LEISURE PRODUCTS - 0.8%
8,141	Camping World Holdings, Inc., CLASS A	$ 182,277

	MACHINERY - 0.7%
937,787	Lonking Holdings Ltd.	166,060

	MEDICAL EQUIPMENT & DEVICES - 0.7%
366,465	Riverstone Holdings Ltd.	166,156

	METALS & MINING - 5.5%
845,733	Adaro Energy Tbk P.T.	180,496
12,364	African Rainbow Minerals Ltd.	155,239
627,198	Bukit Asam Tbk P.T.	177,049
170,392	China Hongqiao Group Ltd.	166,925
52,751	China Shenhua Energy Company Ltd., H Shares	174,723
15,622	Exxaro Resources Ltd.	163,799
11,410	Fortescue Metals Group Ltd.	158,093
6,524	Kumba Iron Ore Ltd.	158,236
		1,334,560
	MULTI ASSET CLASS REIT - 4.5%
26,526	American Finance Trust, Inc.	146,158
58,441	Charter Hall Long Wale REIT	168,212
2,858	Covivio	162,190
116,854	Fibra Uno Administracion S.A. de CV	161,244
12,871	Global Net Lease, Inc.	144,927
210,370	Growthpoint Properties Ltd.	146,384
10,826	Vornado Realty Trust	162,498
		1,091,613
	OFFICE REIT - 4.8%
35,840	Brandywine Realty Trust	140,851
24,698	City Office REIT, Inc.	143,742
7,095	Highwoods Properties, Inc.	162,617
25,259	Hudson Pacific Properties, Inc.	140,440
312	Mori Trust Reit, Inc.	163,968
13,437	Office Properties Income Trust	87,609

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 43.0% (Continued)
	OFFICE REIT - 4.8% (Continued)
22,942	Piedmont Office Realty Trust, Inc., Class A	$ 149,352
7,210	SL Green Realty Corporation	170,661
		1,159,240
	OIL & GAS PRODUCERS - 4.8%
15,704	Antero Midstream Corporation	168,975
274,029	China Petroleum & Chemical Corporation, H Shares	179,084
15,302	EnLink Midstream, LLC	150,113
1	Equitrans Midstream Corporation	5
5,558	Hess Midstream, L.P., Class A	163,072
10,956	Kimbell Royalty Partners, L.P.	175,734
5,182	Kinetik Holdings, Inc.	159,606
12,454	Plains GP Holdings, L.P., Class A	166,884
		1,163,473
	REAL ESTATE OWNERS & DEVELOPERS - 1.7%
137,014	Midea Real Estate Holding Ltd.	163,201
28,413	NEPI Rockcastle N.V.	171,679
417,346	Shimao Group Holdings Ltd. (a)(b)(c)	85,599
		420,479
	RETAIL REIT - 2.8%
65,426	Charter Hall Retail REIT	167,104
7,351	Klepierre S.A.	185,983
8,342	SmartCentres Real Estate Investment Trust	161,219
4,141	Spirit Realty Capital, Inc.	159,263
		673,569
	SPECIALTY REIT - 0.8%
4,338	EPR Properties	182,023

	STEEL - 0.0%(d)
14,212	Severstal PAO(a)(b)(c)	–

	TELECOMMUNICATIONS - 0.7%
35,608	Mobile TeleSystems Public Joint Stock Company - ADR(a)(b)(c)	–
322,962	PCCW Ltd.	168,275
		168,275

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 43.0% (Continued)
	TOBACCO & CANNABIS - 0.9%
3,077,943	Hanjaya Mandala Sampoerna Tbk P.T.	$ 213,017

	TRANSPORTATION & LOGISTICS - 4.1%
95	AP Moller - Maersk A/S - Series A	169,221
36,615	Globaltrans Investment plc(a)(b)(c)	–
6,051	Mitsui OSK Lines Ltd.	149,231
6,653	Nippon Yusen KK	156,411
8,210	Orient Overseas International Ltd.	166,088
72,344	SITC International Holdings Company Ltd.	133,265
10,007	Star Bulk Carriers Corporation	211,248
		985,464

	TOTAL COMMON STOCKS (Cost $11,989,687)	10,367,090

	MASTER LIMITED PARTNERSHIPS — 14.8%
	GAS & WATER UTILITIES - 0.7%
10,590	Suburban Propane Partners, L.P.	166,475

	METALS & MINING - 0.7%
7,953	Alliance Resource Partners, L.P.	166,138
1	Natural Resource Partners, L.P.	52
		166,190
	OIL & GAS PRODUCERS - 12.1%
10,425	Black Stone Minerals, L.P.	172,430
3,413	Cheniere Energy Partners, L.P.	155,667
6,583	Crestwood Equity Partners, L.P.	162,534
7,618	CrossAmerica Partners, L.P.	162,873
3,867	DCP Midstream, L.P.	160,442
3,262	Delek Logistics Partners, L.P.	153,412
5,596	Dorchester Minerals, L.P.	167,488
13,220	Energy Transfer, L.P.	170,274
6,302	Enterprise Products Partners, L.P.	165,806
14,374	Genesis Energy, L.P.	160,414

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares				Fair Value
	MASTER LIMITED PARTNERSHIPS — 14.8% (Continued)
	OIL & GAS PRODUCERS - 12.1% (Continued)
5,148	Global Partners, L.P.			$ 158,558
9,184	Holly Energy Partners, L.P.			153,005
2,997	Magellan Midstream Partners, L.P.			167,233
4,687	MPLX, L.P.			163,998
10,299	NuStar Energy, L.P.			165,608
13,080	Plains All American Pipeline, L.P.			168,732
3,719	Sunoco, L.P.			168,991
6,254	Western Midstream Partners, L.P.			165,543
				2,943,008
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
7,706	USA Compression Partners, L.P.			161,055

	TRANSPORTATION & LOGISTICS - 0.6%
30,146	KNOT Offshore Partners, L.P.			144,098

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,601,701)			3,580,826

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.7%
	ASSET MANAGEMENT — 0.7%
183,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	172,739

	AUTOMOTIVE — 0.7%
175,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	170,232

	BIOTECH & PHARMA — 0.7%
170,000	Elanco Animal Health, Inc.	4.9000	08/28/28	165,942

	COMMERCIAL SUPPORT SERVICES — 0.7%
160,000	CoreCivic, Inc.	8.2500	04/15/26	161,816

	CONSUMER SERVICES — 0.7%
190,000	Grand Canyon University	4.1250	10/01/24	181,051

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.7% (Continued)
	ENTERTAINMENT CONTENT — 0.8%
270,000	AMC Networks, Inc.	4.2500	02/15/29	$ 187,377

	FORESTRY, PAPER & WOOD PRODUCTS — 0.7%
190,000	Mercer International, Inc.	5.1250	02/01/29	158,866

	GAS & WATER UTILITIES — 0.7%
170,000	AmeriGas Partners, L.P. / AmeriGas Finance	5.5000	05/20/25	165,323

	OIL & GAS PRODUCERS — 4.7%
180,000	Buckeye Partners, L.P.	3.9500	12/01/26	164,061
160,000	Ecopetrol S.A.	8.8750	01/13/33	155,233
160,000	Gulfport Energy Corporation	8.0000	05/17/26	160,565
165,000	NuStar Logistics, L.P.	6.0000	06/01/26	162,588
185,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	170,417
180,000	PDC Energy, Inc.	5.7500	05/15/26	174,971
150,000	Range Resources Corporation	8.2500	01/15/29	156,713
				1,144,548
	OIL & GAS SERVICES & EQUIPMENT — 0.7%
175,000	USA Compression Partners, L.P. / USA Compression	6.8750	09/01/27	170,578

	PUBLISHING & BROADCASTING — 0.7%
190,000	iHeartCommunications, Inc.	6.3750	05/01/26	163,320

	REAL ESTATE INVESTMENT TRUSTS — 2.1%
250,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	171,536
190,000	Office Properties Income Trust	4.5000	02/01/25	162,369
165,000	Service Properties Trust	7.5000	09/15/25	162,019
				495,924
	REAL ESTATE OWNERS & DEVELOPERS — 0.7%
218,000	Kennedy-Wilson, Inc.	4.7500	03/01/29	174,183

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 20.7% (Continued)
	RETAIL - DISCRETIONARY — 2.0%
240,000	Kohl's Corporation	3.6250	05/01/31	$ 163,817
175,000	L Brands, Inc.	6.8750	11/01/35	158,598
230,000	Nordstrom, Inc.	4.3750	04/01/30	180,185
				502,600
	SPECIALTY FINANCE — 2.8%
180,000	Ally Financial, Inc.	6.7000	02/14/33	162,184
190,000	Navient Corporation	5.5000	03/15/29	163,762
180,000	OneMain Finance Corporation	7.1250	03/15/26	175,620
170,000	Starwood Property Trust, Inc.	4.7500	03/15/25	160,898
				662,464
	TELECOMMUNICATIONS — 0.7%
190,000	United States Cellular Corporation	6.7000	12/15/33	173,153

	TRANSPORTATION & LOGISTICS — 0.6%
168,966	American Airlines 2015-1 Class A Pass Through	3.3750	05/01/27	146,896

	TOTAL CORPORATE BONDS (Cost $5,364,830)			4,997,012

	NON U.S. GOVERNMENT & AGENCIES — 18.9%
	SOVEREIGN — 18.9%
125,000	Brazilian Government International Bond	4.2500	01/07/25	123,767
100,000	Brazilian Government International Bond	10.1250	05/15/27	117,722
350,000	Brazilian Government International Bond	3.8750	06/12/30	313,375
200,000	Brazilian Government International Bond	3.7500	09/12/31	173,250
100,000	Brazilian Government International Bond	5.6250	01/07/41	88,754
171,000	Chile Government International Bond	3.8600	06/21/47	142,375
170,000	Colombia Government International Bond	8.1250	05/21/24	173,624
174,000	Hungary Government International Bond	7.6250	03/29/41	198,481
220,000	Indonesia Government International Bond	3.0500	03/12/51	164,604
190,000	Mexico Government International Bond	4.1250	01/21/26	187,859
190,000	Mexico Government International Bond	7.5000	04/08/33	220,079
127,000	Mexico Government International Bond	4.7500	03/08/44	110,971

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 18.9% (Continued)
	SOVEREIGN — 18.9% (Continued)
175,000	Mexico Government International Bond	4.6000	02/10/48	$ 146,429
160,000	Panama Government International Bond	7.1250	01/29/26	170,023
140,000	Panama Government International Bond	8.8750	09/30/27	163,409
100,000	Peruvian Government International Bond	7.3500	07/21/25	105,594
205,000	Peruvian Government International Bond	2.8440	06/20/30	182,261
130,000	Peruvian Government International Bond	8.7500	11/21/33	166,607
180,000	Peruvian Government International Bond	5.6250	11/18/50	186,840
100,000	Republic of South Africa Government International	4.6650	01/17/24	99,089
140,000	Republic of South Africa Government International	4.8750	04/14/26	135,874
200,000	Republic of South Africa Government International	4.8500	09/30/29	179,968
237,000	Republic of South Africa Government International	6.2500	03/08/41	199,030
230,000	Republic of South Africa Government International	5.0000	10/12/46	157,290
200,000	Turkey Government International Bond	6.1250	10/24/28	179,632
385,000	Turkey Government International Bond	6.0000	01/14/41	290,580
240,000	Turkey Government International Bond	5.7500	05/11/47	171,043
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $5,012,674)			4,548,530

	TOTAL INVESTMENTS - 97.4% (Cost $24,968,892)			$ 23,493,458
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%			629,557
	NET ASSETS - 100.0%			$ 24,123,015

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SA de CV	- Sociedad Anonima de Capital Variable
(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of April 30, 2023 was $85,599, representing 0.4% of net assets.
(d)	Percentage rounds to less than 0.1%.